CONVERTIBLE NOTES PAYABLE ON FOLLOWING DATES QUARTERLY (Details) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012
CONVERTIBLE NOTES PAYABLE ON FOLLOWING DATE [Abstract]
Note issuance		$ 0		$ 0	$ 250,000
Note issuance		0		0	250,000
Issuance of notes		220,438		220,438	200,000
Issuance of notes	200,000	200,000	200,000	200,000	0
On February 26, 2013, the Company issued two (2) convertible notes in the amount of $250,000 and $100,000, respectively, for an aggregate of $350,000 with interest at 12% per annum, due on September 30, 2013, with the conversion price at $0.25 per share. In connection with the issuance of the convertible notes, the Company issued to both notes holders a warrant to purchase 1,000,000 shares and 400,000 shares, respectively, in the aggregate of 1,400,000 shares of the Company?s common stock.	350,000	350,000	350,000	350,000	0
March 15, 2013 convertible note	220,438		220,438
On July 16, 2013, the Company issued a convertible note in the principal amount of $111,111 with a 10% Original Issuance Discount ("OID") and a one-time interest charge of 12% after 90 days. The note is due one (1) year from the date of issuance with the conversion price at 65% of the lowest trade price for the 25 trade day period before the conversion date .	111,111		0
On August 27, 2013, the Company issued a convertible notes in the principal amount of $153,500 convertible at 65% of the three lowest bids for 30 trading days before the conversion date with interest at 8% per annum due on May 26, 2014.	153,500		0
On September 26, 2013, the Company issued a convertible note in the principal amount of $27,778 with a 10% Original Issuance Discount ("OID") and a one-time interest charge of 12%. The note is due one (1) year from the date of issuance with the conversion price at 65% of the lowest trade price for the 25 trade day period before the conversion date .	27,778		0
Note issuance	58,000		0
On November 21, 2013, the Company issued a convertible note in the principal amount of $53,000, convertible at 65% of the three lowest bids for 30 trading days before the conversion date, with interest at 8% per annum, due on August 25, 2014.	53,000		0
On December 9, 2013, the Company issued a convertible note in the principal amount of $55,556 with a 10% Original Issuance Discount ("OID") and a one-time interest charge of 12%. The note is due one (1) year from the date of issuance with the conversion price at 65% of the lowest trade price for the 25 trade day period before the conversion date .	55,556		0
Sub Total Convertible Notes Payable 1	1,229,383	770,438	770,438		700,000
Discount Representing IThe Relative Fair Value Of The Warrants Issued And Ii The Beneficial Conversion Features 1	(816,310)	(444,788)	(444,788)	(645,829)	0
Accumulated Amortization Of Discount On Convertible Notes Payable 1	658,496	32,050	32,050	595,233	0
Remaining Discount 1	(157,814)	(412,738)	(412,738)	(50,596)	0
Total Amt Outstanding For Notes 1	$ 1,071,569	$ 357,770	$ 357,770	$ 997,842	$ 700,000